Non-Interest Income (Schedule Of Components Of Non-Interest Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-Interest Income [Abstract]
Rental income on operating leases	$ 463.8	$ 472.9	$ 484.3	$ 476.4	$ 480.3	$ 475.1	$ 475.5	$ 469.9	$ 1,897.4	$ 1,900.8	$ 1,785.6
Gains on sales of leasing equipment									130.5	117.6	148.4
Factoring commissions									122.3	126.5	132.5
Fee revenues									101.5	86.1	97.3
Gains on loan and portfolio sales									48.8	162.3	290.8
Recoveries of loans charged off pre-energence and loans charged off prior to transfer to held for sale									21.9	54.3	124.1
Counterparty recevable accretion									8.6	88.7	101.4
Gain on investment sales									8.2	40.2	45.7
Losses on derivatives and foreign currency exchange									1.0	(5.7)	(5.2)
Impairment on assets held for sale									(124.0)	(115.1)	(89.0)
Other revenues									62.5	59.8	108.2
Total other income	127.6	104.5	79.2	70.0	152.4	85.6	123.1	253.6	381.3	614.7	954.2
Total non-interest income									$ 2,278.7	$ 2,515.5	$ 2,739.8